Income Taxes - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ (38,068)	$ (489,913)	$ (126,830)
Foreign	378	(3,130)	(4,799)
Loss before income tax	$ (37,690)	$ (493,043)	$ (131,629)